UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2011

Date of reporting period:	January 1, 2011 — June 30, 2011

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|11

Semiannual report

Putnam VT American Government Income Fund

Putnam Investments

Message from the Trustees

Dear Fellow Shareholder:

In early August, equity markets around the world were rocked by indications of slowing economic growth and worsening debt issues in Europe and the United States. Significantly, Standard & Poor’s downgraded U.S. sovereign debt to AA+ from AAA on August 5. While Putnam’s investment team believes the downgrade will have limited immediate impact on the real economy, it is important to recognize that market volatility has risen in the near term.

Long-term investors are wise to seek the counsel of their financial advisors during volatile times and to remember that market volatility historically has served as an opportunity for nimble managers to both guard against risk and pursue new opportunities. We believe that many investment opportunities still exist today, and that Putnam’s active, research-intensive investment approach offers shareholders a potential advantage in this environment.

We would like to thank John A. Hill, who has served as Chairman of the Trustees since 2000 and who continues on as a Trustee, for his service. We are pleased to announce that Jameson A. Baxter is the new Chair, having served as Vice Chair since 2005 and a Trustee since 1994. Ms. Baxter is President of Baxter Associates, Inc., a private investment firm, and Chair of the Mutual Fund Directors Forum. In addition, she serves as Chair Emeritus of the Board of Trustees of Mount Holyoke College, Director of the Adirondack Land Trust, and Trustee of the Nature Conservancy’s Adirondack Chapter.

Lastly, we would like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

Performance summary (as of 6/30/11)

Investment objective

High current income with preservation of capital as its secondary objective

Net asset value June 30, 2011

Class IA: $11.54	Class IB: $11.51

Total return at net asset value
			Barclays Capital U.S.
(as of 6/30/11)	Class IA shares*	Class IB shares*	Government Bond Index

6 months	3.76%	3.56%	2.14%

1 year	4.33	3.97	2.26

5 years	51.38	49.40	34.40
Annualized	8.65	8.36	6.09

10 years	82.22	77.56	69.29
Annualized	6.18	5.91	5.41

Life	108.47	102.89	95.79
Annualized	6.65	6.39	6.06

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 2000.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Credit quality

P–1	11.1%

Aaa	89.8%

B	1.4%

Not rated	–2.3%

Portfolio holdings and allocations may vary over time. Allocations are represented as a percentage of net assets as of 6/30/11. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes.

Credit qualities are shown as a percentage of net assets as of 6/30/11. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch, and then included in the closest equivalent Moody’s rating. Ratings will vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Derivative instruments, including currency forwards, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. The fund itself has not been rated by an independent rating agency.

Putnam VT American Government Income Fund 1

Report from your fund’s manager

How would you characterize the performance of the government bond market during the past six months?

The Treasury market was quite volatile. In November, the Federal Reserve [the Fed] officially announced its intention to purchase up to $600 billion worth of U.S. Treasuries through June 2011. This move was widely anticipated in the market, and many fixed-income investors seemed to try to get out ahead of the Fed by buying Treasuries in advance of the announcement. “Own what the Fed is buying” was the market mantra at the time and by the time the Fed actually began purchasing Treasuries, demand had softened, and yields jumped higher. However, beginning in February, investor demand began pushing yields lower, a trend that continued through the end of the reporting period. On the whole, Treasuries performed well during the past six months, as did the fund’s positions in mortgage-backed securities.

How have you been positioning the fund’s portfolio recently, particularly within the mortgage market?

One of the key components of our mortgage strategy has been in interest-only and inverse interest-only collateralized mortgage obligations [CMO IOs, CMO IIOs]. To give some background, CMOs are securities backed by pools of mortgages; IO securities are derived from the interest payments on those mortgages. Essentially, the longer it takes for homeowners to pay down the principal on their mortgages, the more money a bondholder will make from interest payments on that loan. In an environment with low interest rates, declining home prices, and tighter bank lending standards, refinancing activity has been relatively light, and CMO IOs and IIOs benefited. That said, I should mention that we have a slightly smaller exposure to CMO IO/IIO securities now than we did six or twelve months ago. We still find the securities strategically attractive, but their recent strong performance has made their valuations less appealing, and we have been selling some of our holdings to lock in profits. We generally use derivatives — including swaps and “swaptions,” which grant us the option to enter into a swap — to manage the interest-rate exposure associated with our CMO IO/IIO positions.

In addition to reducing the fund’s CMO IO/IIO holdings, we have been taking positions designed to benefit from a flattening yield curve. Usually, bonds with longer maturities offer higher yields than short-term bonds. This is true today, but the difference between the short and the long end of the curve is much greater than is typical. We believe this large discrepancy is unlikely to persist, and we have positioned the fund to benefit in one of two ways. If economic growth fails to materialize, the yields on long-term bonds should decline, as investors are willing to accept less income for the relative safety of Treasuries. If, on the other hand, the pro-stimulus policy the government has put in place has worked and more robust growth returns to the economy, we would expect the Fed would eventually raise short-term interest rates, which ultimately need to keep pace with economic growth. Under either scenario, the yield curve would flatten and the positioning of the fund with respect to interest rates would be beneficial. As a part of implementing this strategy, we used futures contracts and interest-rate swaps, which allowed us to take targeted positions regarding the shape of the yield curve.

What is your outlook for the bond markets and the fund?

While we believe the economy is improving, significant challenges remain, including persistently high unemployment, a weak housing market, an uncertain future for Fannie Mae and Freddie Mac, and a deep concern about the federal deficit and debt. With this backdrop of heightened uncertainty, the bond markets will likely remain somewhat turbulent over the near term. Nevertheless, we believe our focus on using fundamental research to uncover overlooked opportunities should continue to serve our shareholders well.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Current and future portfolio holdings are subject to risk.

Your fund’s managers

Portfolio Manager Michael V. Salm is Co-Head of Fixed Income at Putnam. He joined Putnam in 1997 and has been in the investment industry since 1989.

In addition to Michael, your fund is managed by Daniel Choquette.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2 Putnam VT American Government Income Fund

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2011, to June 30, 2011. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 6/30/11		for the 6 months ended 6/30/11

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$3.03	$4.29	$3.01	$4.26

Ending value
(after expenses)	$1,037.60	$1,035.60	$1,021.82	$1,020.58

Annualized
expense ratio	0.60%	0.85%	0.60%	0.85%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/11. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Putnam VT American Government Income Fund 3

The fund’s portfolio 6/30/11 (Unaudited)

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (38.8%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (19.6%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates from April 15, 2028
to July 20, 2036	$251,101	$283,409
6s, with due dates from April 15, 2028
to November 20, 2038	882,405	976,951
5 1/2s, April 20, 2038	1,434,906	1,578,733
5s, with due dates from July 20, 2033 to
April 20, 2041	6,893,601	7,490,911
4 1/2s, with due dates from October 20, 2040
to February 20, 2041	14,717,005	15,541,387
4s, January 20, 2041	989,757	1,007,697

		26,879,088
U.S. Government Agency Mortgage Obligations (19.2%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
7 1/2s, with due dates from September 1, 2030
to July 1, 2031	80,431	92,314
7s, with due dates from November 1, 2026 to
May 1, 2032	888,112	1,010,574
5 1/2s, December 1, 2033	193,268	210,028
4s, TBA, July 1, 2041	12,000,000	11,988,750
3 1/2s, January 1, 2041	919,457	879,518

Federal National Mortgage Association
Pass-Through Certificates
7 1/2s, with due dates from September 1, 2030
to November 1, 2030	55,236	63,293
7s, with due dates from December 1, 2028
to December 1, 2035	1,640,999	1,862,089
6 1/2s, September 1, 2036	119,741	135,518
6 1/2s, TBA, July 1, 2041	1,000,000	1,132,188
5s, February 1, 2039	308,158	327,586
5s, TBA, June 1, 2041	2,000,000	2,128,047
4 1/2s, April 1, 2041	231,457	239,793
4 1/2s, TBA, July 1, 2041	5,000,000	5,173,047
4s, TBA, July 1, 2041	1,000,000	1,000,000

		26,242,745
Total U.S. government and agency
mortgage obligations (cost $52,368,629)		$53,121,833

U.S. TREASURY OBLIGATIONS (40.2%)*	Principal amount	Value

U.S. Treasury Bonds
7 1/8s, February 15, 2023	$3,076,000	$4,170,854
6 7/8s, August 15, 2025	3,866,000	5,203,645
6 1/4s, May 15, 2030 ##	6,505,000	8,393,266
6 1/4s, August 15, 2023	4,440,000	5,642,373
6s, February 15, 2026	4,000,000	4,982,290
5 1/2s, August 15, 2028	3,075,000	3,651,171
5 1/4s, February 15, 2029 ##	6,852,000	7,903,854
5 1/4s, November 15, 2028 ##	3,805,000	4,391,083
4 1/2s, August 15, 2039 ##	2,518,000	2,574,601
4 1/2s, February 15, 2036	3,077,000	3,183,069
4 3/8s, February 15, 2038 ##	3,086,000	3,109,028

U.S. Treasury Notes

2 5/8s, November 15, 2020	32,000	30,819

1 3/8s, February 15, 2013 [i]	192,000	196,070

1s, October 31, 2011 [i]	1,555,000	1,561,562

Total U.S. treasury obligations (cost $52,629,341)		$54,993,685

MORTGAGE-BACKED SECURITIES (16.7%)*	Principal amount	Value

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 25.04s, 2037	$57,303	$86,201
IFB Ser. 2979, Class AS, 23.587s, 2034	84,601	116,571
IFB Ser. 3072, Class SM, 23.111s, 2035	152,583	224,310
IFB Ser. 3072, Class SB, 22.964s, 2035	124,366	181,983
IFB Ser. 3065, Class DC, 19.299s, 2035	622,831	829,692
IFB Ser. 3031, Class BS, 16.257s, 2035	179,743	235,941
IFB Ser. 3835, Class SN, 15.657s, 2041	1,993,498	2,497,075
IFB Ser. 3287, Class SE, IO, 6.513s, 2037	306,681	52,617
IFB Ser. 3485, Class SI, IO, 6.363s, 2036	248,138	41,221
IFB Ser. 3852, Class LS, IO, 6.263s, 2041	566,663	97,732
IFB Ser. 3852, Class SG, 4.843s, 2041	848,956	735,680
Ser. 3747, Class HI, IO, 4 1/2s, 2037	130,246	19,315
Ser. 3768, Class MI, IO, 4s, 2035	2,566,459	341,596
Ser. 3738, Class MI, IO, 4s, 2034	3,712,125	465,872
Ser. 3707, Class HI, IO, 4s, 2023	265,324	26,822
Ser. 3327, Class IF, IO, zero %, 2037 F	11,278	70
Ser. 3439, Class AO, PO, zero %, 2037	12,198	10,937
Ser. 3300, PO, zero %, 2037	35,935	31,539
Ser. 3046, PO, zero %, 2035	5,115	4,897
Ser. 2684, PO, zero %, 2033	107,000	92,783
FRB Ser. 3274, Class TX, zero %, 2037	5,394	5,352
FRB Ser. 3326, Class YF, zero %, 2037	2,547	2,000
FRB Ser. 3326, Class WF, zero %, 2035	19,031	15,631

Federal National Mortgage Association
IFB Ser. 07-75, Class JS, 50.874s, 2037	81,454	162,504
IFB Ser. 06-62, Class PS, 38.785s, 2036	235,817	415,745
IFB Ser. 06-8, Class HP, 23.885s, 2036	139,982	201,980
IFB Ser. 05-45, Class DA, 23.739s, 2035	216,347	321,948
IFB Ser. 07-53, Class SP, 23.519s, 2037	185,010	274,018
IFB Ser. 08-24, Class SP, 22.602s, 2038	950,305	1,391,454
IFB Ser. 05-122, Class SE, 22.45s, 2035	198,415	280,637
IFB Ser. 05-75, Class GS, 19.693s, 2035	198,416	270,150
IFB Ser. 05-106, Class JC, 19.548s, 2035	139,911	188,677
IFB Ser. 05-83, Class QP, 16.911s, 2034	68,900	90,831
IFB Ser. 11-4, Class CS, 12.528s, 2040	684,145	765,251
IFB Ser. 11-27, Class AS, IO, 6.294s, 2041	1,554,022	277,968
FRB Ser. 03-W8, Class 3F2, 0.536s, 2042	15,744	15,321
FRB Ser. 07-95, Class A3, 0.436s, 2036	2,308,000	2,121,929
Ser. 08-53, Class DO, PO, zero %, 2038	122,833	91,028
Ser. 07-44, Class CO, PO, zero %, 2037	93,528	78,397
Ser. 04-61, Class CO, PO, zero %, 2031	70,075	69,115
Ser. 1988-12, Class B, zero %, 2018	2,409	2,227
FRB Ser. 05-45, Class FG, zero %, 2035	19,398	19,695

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.702s, 2041	1,267,099	1,816,652
IFB Ser. 10-158, Class SD, 14.443s, 2040	209,000	233,390
IFB Ser. 11-70, Class WS, 9.328s, 2040	360,000	330,124
IFB Ser. 11-61, Class CS, IO, 6.494s, 2035	710,086	131,366
IFB Ser. 09-103, Class SW, IO, 6.214s, 2037	2,511,050	382,182
IFB Ser. 10-20, Class SC, IO, 5.964s, 2040	2,042,505	376,168
IFB Ser. 11-25, Class SA, IO, 5.914s, 2040	1,768,718	280,231
IFB Ser. 10-115, Class TS, IO, 5.914s, 2038	1,742,097	289,293
IFB Ser. 10-158, Class SA, IO, 5.864s, 2040	1,674,024	294,226
IFB Ser. 10-85, Class SN, IO, 5.754s, 2040	2,996,401	527,666
IFB Ser. 11-70, Class SN, IO, 5.714s, 2041	259,000	62,233
IFB Ser. 11-70, Class WI, IO, 4.664s, 2040	360,000	58,892
Ser. 10-116, Class QI, IO, 4s, 2034	2,102,612	332,844
Ser. 11-70, PO, zero %, 2041	3,544,541	2,588,932
Ser. 06-36, Class OD, PO, zero %, 2036	13,572	12,207
FRB Ser. 07-35, Class UF, zero %, 2037	6,979	6,664

4 Putnam VT American Government Income Fund

MORTGAGE-BACKED SECURITIES (16.7%)* cont.	Principal amount		Value

GSMPS Mortgage Loan Trust 144A
Ser. 06-RP2, Class 1AS1, IO, 5.295s, 2036 F	$1,983,619		$258,868
FRB Ser. 06-RP2, Class 1AF1, 0.586s, 2036		1,983,619	1,586,895

Structured Asset Securities Corp. Ser. 07-4,
Class 1A4, IO, 1s, 2045		4,103,960	166,627

Total mortgage-backed securities (cost $21,497,690)			$22,890,172

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.7%)*	strike price	amount	Value

Option on an interest rate swap
with Barclay’s Bank PLC for the
right to receive a fixed rate
of 4.47% versus the three month
USD-LIBOR-BBA maturing
August 25, 2041.	Aug-11/4.47	$18,826,100	$1,337,218

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed
rate of 4.60% versus the three
month USD-LIBOR-BBA maturing
January 5, 2042.	Jan-12/4.60	2,793,460	65,311

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a
fixed rate of 3.60% versus the
three month USD-LIBOR-BBA
maturing January 5, 2042.	Jan-12/3.60	2,793,460	44,723

Option on an interest rate swap
with Deutsche Bank AG for the
right to pay a fixed rate
of 4.0625% versus the three
month USD-LIBOR-BBA
maturing December 23, 2041.	Dec-11/4.0625	1,207,456	72,387

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate
of 4.0625% versus the three
month USD-LIBOR-BBA
maturing December 23, 2041.	Dec-11/4.0625	1,207,456	48,528

Option on an interest rate swap
with Barclay’s Bank PLC for the
right to pay a fixed rate of
4.12% versus the three month
USD-LIBOR-BBA maturing
December 16, 2041.	Dec-11/4.12	1,652,335	87,640

Option on an interest rate swap
with Barclay’s Bank PLC for the
right to receive a fixed rate
of 4.12% versus the three month
USD-LIBOR-BBA maturing
December 16, 2041.	Dec-11/4.12	1,652,335	72,752

Option on an interest rate swap
with Deutsche Bank AG for the
right to pay a fixed rate of
4.355% versus the three month
USD-LIBOR-BBA maturing
December 6, 2041.	Dec-11/4.355	2,112,358	67,595

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate
of 3.855% versus the three month
USD-LIBOR-BBA maturing
December 6, 2041.	Dec-11/3.855	2,112,358	52,091

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.7%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.31% versus the three month
USD-LIBOR-BBA maturing
November 30, 2016.	Nov-11/2.31	$5,617,558	$73,927

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a
fixed rate of 2.31% versus the
three month USD-LIBOR-BBA
maturing November 30, 2016.	Nov-11/2.31	5,617,558	67,242

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed
rate of 4.0325% versus the three
month USD-LIBOR-BBA maturing
November 4, 2041.	Nov-11/4.0325	1,844,945	96,989

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a
fixed rate of 4.0325% versus the
three month USD-LIBOR-BBA
maturing November 4, 2041.	Nov-11/4.0325	1,844,945	60,201

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed
rate of 3.99% versus the three
month USD-LIBOR-BBA maturing
September 29, 2041.	Sep-11/3.99	8,581,847	414,846

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a
fixed rate of 3.99% versus the
three month USD-LIBOR-BBA
maturing September 29, 2041.	Sep-11/3.99	8,581,847	211,972

Option on an interest rate swap
with Barclay’s Bank PLC for the
right to pay a fixed rate
of 4.47% versus the three month
USD-LIBOR-BBA maturing
August 25, 2041.	Aug-11/4.47	18,826,100	118,228

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a
fixed rate of 4.555% versus the
three month USD-LIBOR-BBA
maturing August 5, 2041.	Aug-11/4.555	3,241,900	271,315

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed
rate of 4.555% versus the three
month USD-LIBOR-BBA maturing
August 5, 2041.	Aug-11/4.555	3,241,900	5,122

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a
fixed rate of 3.58% versus the
three month USD-LIBOR-BBA
maturing July 25, 2021.	Jul-11/3.58	20,410,297	543,118

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed
rate of 3.58% versus the three
month USD-LIBOR-BBA maturing
July 25, 2021.	Jul-11/3.58	20,410,297	25,921

Total purchased options outstanding (cost $4,264,351)			$3,737,126

Putnam VT American Government Income Fund 5

SHORT-TERM INVESTMENTS (31.3%)*	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.04% [e]	22,788,143	$22,788,143

Interest in $150,000,000 joint tri-party
repurchase agreement dated June 30, 2011
with Credit Suisse First Boston due July 1,
2011 — maturity value of $2,429,001 for an
effective yield of 0.01% (collateralized by
U.S. Treasury Notes with a coupon rate of
0.875% and a due date of February 29, 2012,
valued at $153,000,255)	$2,429,000	2,429,000

Interest in $100,000,000 joint tri-party
repurchase agreement dated June 30, 2011
with Barclays Capital, Inc. due July 1, 2011 —
maturity value of $2,350,001 for an effective
yield of 0.01% (collateralized by U.S. Treasury
Bonds with a coupon rate of 6.50% and a due date
of November 15, 2026, valued at $102,000,057)	2,350,000	2,350,000

U.S. Treasury Bills, for effective yields ranging
from 0.11% to 0.17%, November 17, 2011 # ##	530,000	529,805

U.S. Treasury Bills, for effective yields ranging
from 0.24% to 0.25%, October 20, 2011 # ##	2,680,000	2,678,338

Straight-A Funding, LLC, for an effective yield
of 0.15%, August 16, 2011	4,000,000	3,999,233

U.S. Treasury Bills, for an effective yield
of 0.07%, August 4, 2011 # ##	4,000,000	3,999,754

U.S. Treasury Bills, for effective yields ranging
from 0.22% to 0.24%, July 28, 2011 #	35,000	34,994

Federal Home Loan Discount Notes, for an
effective yield of 0.01%, July 27, 2011	1,000,000	999,993

Federal Home Loan Mortgage Corporation, for an
effective yield of 0.05%, July 18, 2011	3,000,000	2,999,929

Total short-term investments (cost $42,808,716)		$42,809,189

Total investments (cost $173,568,727)		$177,552,005

Key to holding’s abbreviations
FRB	Floating Rate Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2011 through June 30, 2011 (the reporting period).

* Percentages indicated are based on net assets of $136,947,357.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities’ valuation inputs.

i Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts (Note 1).

At the close of the reporting period, the fund maintained liquid assets totaling $75,808,997 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The rates shown on FRB are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/11	Number of		Expiration	appreciation/
(Unaudited)	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	241	$59,879,463	Jun-12	$(138,890)

U.S. Treasury Bond 20 yr
(Short)	24	2,952,750	Sep-11	27,048

U.S. Treasury Bond 30 yr
(Short)	148	18,685,000	Sep-11	249,406

U.S. Treasury Note 2 yr
(Short)	76	16,670,125	Sep-11	12,184

U.S. Treasury Note 5 yr
(Long)	98	11,681,141	Sep-11	(30,045)

U.S. Treasury Note 10 yr
(Long)	12	1,467,938	Sep-11	(11,085)

Total				$108,618

WRITTEN OPTIONS OUTSTANDING
at 6/30/11 (premiums received	Contract	Expiration date/
$14,926,211) (Unaudited)	amount	strike price	Value

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 4.60% versus
the three month USD-LIBOR-BBA
maturing June 1, 2021.	$1,302,319	May-16/4.60	$47,678

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to receive a fixed rate of 4.60% versus
the three month USD-LIBOR-BBA
maturing June 1, 2021.	1,302,319	May-16/4.60	55,414

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 4.36% versus the three
month USD-LIBOR-BBA maturing
June 1, 2021.	1,308,833	May-16/4.36	41,765

Option on an interest rate swap
with Goldman Sachs International
for the obligation to receive a fixed
rate of 4.86% versus the three
month USD-LIBOR-BBA maturing
June 1, 2021.	1,308,833	May-16/4.86	49,513

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.11% versus the three
month USD-LIBOR-BBA maturing
June 1, 2021.	1,329,309	May-16/4.11	36,235

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 5.11% versus
the three month USD-LIBOR-BBA
maturing June 1, 2021.	1,329,309	May-16/5.11	44,833

6 Putnam VT American Government Income Fund

WRITTEN OPTIONS OUTSTANDING
at 6/30/11 (premiums received	Contract	Expiration date/
$14,926,211) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap
with Credit Suisse International
for the obligation to receive a fixed
rate of 4.7575% versus the three
month USD-LIBOR-BBA maturing
May 15, 2016.	$1,629,094	May-16/4.756	$64,284

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 4.7575% versus the three
month USD-LIBOR-BBA maturing
May 15, 2016.	1,629,094	May-16/4.756	65,441

Option on an interest rate swap with
Barclay’s Bank PLC for the obligation
to receive a fixed rate of 4.745% versus
the three month USD-LIBOR-BBA
maturing May 15, 2016.	2,487,796	May-16/4.745	98,741

Option on an interest rate swap with
Barclay’s Bank PLC for the obligation
to pay a fixed rate of 4.745% versus
the three month USD-LIBOR-BBA
maturing May 15, 2016.	2,487,796	May-16/4.745	99,238

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to receive a fixed rate of 4.765% versus
the three month USD-LIBOR-BBA
maturing May 23, 2021.	2,905,323	May-16/4.765	114,528

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 4.765% versus
the three month USD-LIBOR-BBA
maturing May 23, 2021.	2,905,323	May-16/4.765	116,997

Option on an interest rate swap
with Credit Suisse International
for the obligation to receive a fixed
rate of 4.77% versus the three
month USD-LIBOR-BBA maturing
May 15, 2016.	6,219,489	May-16/4.77	244,053

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 4.77% versus the three
month USD-LIBOR-BBA maturing
May 15, 2016.	6,219,489	May-16/4.77	251,578

Option on an interest rate swap
with Goldman Sachs International
for the obligation to receive a fixed
rate of 4.29% versus the three
month USD-LIBOR-BBA maturing
August 24, 2041.	13,830,298	Aug-11/4.29	185,049

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 4.29% versus the three
month USD-LIBOR-BBA maturing
August 24, 2041.	13,830,298	Aug-11/4.29	642,002

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.475% versus
the three month USD-LIBOR-BBA
maturing August 19, 2021.	4,542,000	Aug-11/4.475	182

WRITTEN OPTIONS OUTSTANDING
at 6/30/11 (premiums received	Contract	Expiration date/
$14,926,211) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.475% versus
the three month USD-LIBOR-BBA
maturing August 19, 2021.	$4,542,000	Aug-11/4.475	$457,970

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing
August 17, 2021.	10,036,000	Aug-11/4.49	1,027,586

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.49% versus
the three month USD-LIBOR-BBA
maturing August 17, 2021.	10,036,000	Aug-11/4.49	301

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.55% versus
the three month USD-LIBOR-BBA
maturing August 17, 2021.	5,018,000	Aug-11/4.55	100

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.55% versus
the three month USD-LIBOR-BBA
maturing August 17, 2021.	5,018,000	Aug-11/4.55	540,138

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.70% versus
the three month USD-LIBOR-BBA
maturing August 8, 2021.	3,603,000	Aug-11/4.70	6

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.70% versus
the three month USD-LIBOR-BBA
maturing August 8, 2021.	3,603,000	Aug-11/4.70	439,350

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.765% versus
the three month USD-LIBOR-BBA
maturing August 16, 2021.	4,214,000	Aug-11/4.765	20

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.765% versus
the three month USD-LIBOR-BBA
maturing August 16, 2021.	4,214,000	Aug-11/4.765	533,535

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.375% versus the three
month USD-LIBOR-BBA maturing
August 10, 2045.	1,796,300	Aug-15/4.375	262,116

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.375% versus the three
month USD-LIBOR-BBA maturing
August 10, 2045.	1,796,300	Aug-15/4.375	163,104

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.46% versus the three
month USD-LIBOR-BBA maturing
August 7, 2045.	1,796,300	Aug-15/4.46	172,822

Putnam VT American Government Income Fund 7

WRITTEN OPTIONS OUTSTANDING
at 6/30/11 (premiums received	Contract	Expiration date/
$14,926,211) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.46% versus the three
month USD-LIBOR-BBA maturing
August 7, 2045.	$1,796,300	Aug-15/4.46	$249,093

Option on an interest rate swap with
Barclay’s Bank PLC for the obligation
to pay a fixed rate of 2.28% versus
the three month USD-LIBOR-BBA
maturing December 16, 2016.	4,075,528	Dec-11/2.28	45,157

Option on an interest rate swap with
Barclay’s Bank PLC for the obligation
to receive a fixed rate of 2.28% versus
the three month USD-LIBOR-BBA
maturing December 16, 2016.	4,075,528	Dec-11/2.28	62,396

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.27% versus the three
month USD-LIBOR-BBA maturing
February 12, 2025.	3,504,360	Feb-15/5.27	163,401

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.27% versus the three
month USD-LIBOR-BBA maturing
February 12, 2025.	3,504,360	Feb-15/5.27	313,921

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 5.36% versus
the three month USD-LIBOR-BBA
maturing February 13, 2025.	1,515,500	Feb-15/5.36	67,276

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 5.36% versus
the three month USD-LIBOR-BBA
maturing February 13, 2025.	1,515,500	Feb-15/5.36	142,518

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.32% versus the three
month USD-LIBOR-BBA maturing
January 9, 2022.	28,847,000	Jan-12/5.32	4,511,959

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.32% versus the three
month USD-LIBOR-BBA maturing
January 9, 2022.	28,847,000	Jan-12/5.32	13,270

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to receive a fixed rate of 3.55% versus
the three month USD-LIBOR-BBA
maturing July 21, 2021.	13,148,394	Jul-11/3.55	17,093

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 3.55% versus
the three month USD-LIBOR-BBA
maturing July 21, 2021.	13,148,394	Jul-11/3.55	322,267

WRITTEN OPTIONS OUTSTANDING
at 6/30/11 (premiums received	Contract	Expiration date/
$14,926,211) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.46% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	$6,464,000	Jul-11/4.46	$1

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.46% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	6,464,000	Jul-11/4.46	666,180

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.52% versus
the three month USD-LIBOR-BBA
maturing July 26, 2021.	6,062,000	Jul-11/4.52	1

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.52% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	6,062,000	Jul-11/4.52	656,757

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.525% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	6,464,000	Jul-11/4.525	703,154

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.525% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	6,464,000	Jul-11/4.525	1

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.5475% versus
the three month USD-LIBOR-BBA
maturing July 26, 2021.	3,031,000	Jul-11/4.5475	—

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.5475% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	3,031,000	Jul-11/4.5475	335,683

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.745% versus the three
month USD-LIBOR-BBA maturing
July 27, 2021.	9,696,000	Jul-11/4.745	—

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.745% versus the three
month USD-LIBOR-BBA maturing
July 27, 2021.	9,696,000	Jul-11/4.745	1,235,852

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.12% versus the three
month USD-LIBOR-BBA maturing
June 6, 2021.	1,681,461	Jun-16/4.12	46,138

8 Putnam VT American Government Income Fund

WRITTEN OPTIONS OUTSTANDING
at 6/30/11 (premiums received	Contract	Expiration date/
$14,926,211) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap with
Barclay’s Bank PLC for the obligation
to pay a fixed rate of 4.39% versus
the three month USD-LIBOR-BBA
maturing June 6, 2021.	$1,654,601	Jun-16/4.39	$53,940

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.575% versus the three
month USD-LIBOR-BBA maturing
June 6, 2021.	1,644,096	Jun-16/4.575	59,303

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.575% versus the three
month USD-LIBOR-BBA maturing
June 6, 2021.	1,644,096	Jun-16/4.575	70,910

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.815% versus the three
month USD-LIBOR-BBA maturing
June 10, 2026.	1,082,632	Jun-16/4.815	69,527

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.815% versus the three
month USD-LIBOR-BBA maturing
June 10, 2026.	1,082,632	Jun-16/4.815	78,144

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.86% versus the three
month USD-LIBOR-BBA maturing
July 1, 2026.	1,512,559	Jun-16/4.86	99,436

Option on an interest rate swap with
Barclay’s Bank PLC for the obligation
to receive a fixed rate of 4.89% versus
the three month USD-LIBOR-BBA
maturing June 6, 2021.	1,654,601	Jun-16/4.89	61,882

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 5.12% versus
the three month USD-LIBOR-BBA
maturing June 6, 2021.	1,681,461	Jun-16/5.12	56,503

WRITTEN OPTIONS OUTSTANDING
at 6/30/11 (premiums received	Contract	Expiration date/
$14,926,211) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 5.86% versus
the three month USD-LIBOR-BBA
maturing July 1, 2026.	$1,512,559	Jun-16/5.86	$65,797

Option on an interest rate swap with
Barclay’s Bank PLC for the obligation
to pay a fixed rate of 2.065% versus
the three month USD-LIBOR-BBA
maturing September 8, 2016.	1,626,453	Sep-11/2.065	9,840

Option on an interest rate swap with
Barclay’s Bank PLC for the obligation
to receive a fixed rate of 2.065% versus
the three month USD-LIBOR-BBA
maturing September 8, 2016.	1,626,453	Sep-11/2.065	17,127

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.04% versus the three
month USD-LIBOR-BBA maturing
September 11, 2025.	10,800	Sep-15/4.04	433

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.04% versus the three
month USD-LIBOR-BBA maturing
September 11, 2025.	10,800	Sep-15/4.04	1,051

Total			$15,950,590

TBA SALE COMMITMENTS OUTSTANDING
at 6/30/11 (proceeds received	Principal	Settlement
$5,301,719) (Unaudited)	amount	date	Value

FNMA,6 1/2s, July 1, 2041	$1,000,000	7/14/11	$1,132,188

FNMA, 5s, June 1, 2041	2,000,000	6/13/11	2,128,047

FNMA, 4 1/2s, July 1, 2041	1,000,000	7/14/11	1,034,609

FNMA, 4s, July 1, 2041	1,000,000	7/14/11	1,000,000

Total			$5,294,844

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

		Upfront				Unrealized
Swap	Notional	premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC
	$19,793,800	$3,733	6/17/13	0.64%	3 month USD-LIBOR-BBA	$13,549

	8,794,000	17,866	6/17/21	3.2%	3 month USD-LIBOR-BBA	48,389

	31,409,000	(57,655)	6/17/16	3 month USD-LIBOR-BBA	1.93%	(136,640)

	38,911,300	(94,021)	6/17/20	3 month USD-LIBOR-BBA	3.04%	(213,597)

	367,700	1,364	6/17/41	4.04%	3 month USD-LIBOR-BBA	2,752

	1,200,000	—	6/20/16	1.8125%	3 month USD-LIBOR-BBA	10,178

	200,000	—	6/20/41	3 month USD-LIBOR-BBA	3.91625%	(5,230)

	2,264,000	—	6/23/20	2.955%	3 month USD-LIBOR-BBA	24,107

	600,000	—	6/24/20	2.92375%	3 month USD-LIBOR-BBA	7,974

	13,400,000	—	6/27/20	2.89485%	3 month USD-LIBOR-BBA	215,147

	4,560,000	—	6/27/41	3 month USD-LIBOR-BBA	3.88882%	(144,759)

Putnam VT American Government Income Fund 9

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited) cont.

		Upfront				Unrealized
Swap	Notional	premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
	$2,409,000	$—	6/28/13	0.628%	3 month USD-LIBOR-BBA	$2,623

	1,921,000	—	6/28/21	3 month USD-LIBOR-BBA	3.042%	(35,879)

	760,000	—	6/28/41	3.885%	3 month USD-LIBOR-BBA	24,720

	700,000	—	6/28/41	3 month USD-LIBOR-BBA	3.88%	(23,392)

	2,020,000	—	6/28/20	2.855%	3 month USD-LIBOR-BBA	39,092

	5,020,000	—	6/29/20	2.841084%	3 month USD-LIBOR-BBA	102,437

	2,170,000	—	6/29/14	3 month USD-LIBOR-BBA	3.85488%	(81,743)

	390,000	—	6/29/13	0.64625%	3 month USD-LIBOR-BBA	280

	5,860,000	—	6/29/13	0.6425%	3 month USD-LIBOR-BBA	4,638

	1,900,000	—	6/30/13	0.66%	3 month USD-LIBOR-BBA	863

	900,000	—	6/30/20	0.66%	3 month USD-LIBOR-BBA	15,450

	700,000	—	6/30/14	3 month USD-LIBOR-BBA	3.92%	(18,332)

	22,172,900	26,263	3/30/16	3 month USD-LIBOR-BBA	2.39%	651,277

	6,096,500	(8,051)	3/30/31	4.17%	3 month USD-LIBOR-BBA	(277,871)

	32,314,000	(1,452)	5/4/13	0.78%	3 month USD-LIBOR-BBA	(115,332)

Citibank, N.A.
	116,954	—	6/23/21	3 month USD-LIBOR-BBA	3.12625%	(1,249)

	235,457	—	6/29/21	3 month USD-LIBOR-BBA	3.05375%	(4,145)

	67,657,500	(18,320)	6/28/14	1.81%	3 month USD-LIBOR-BBA	(1,405,996)

Credit Suisse International
	23,616,600	(11,498)	5/27/16	3 month USD-LIBOR-BBA	2.02%	80,615

	43,339,600	(10,570)	5/27/20	3 month USD-LIBOR-BBA	3.06%	31,148

	8,745,000	(2,512)	5/27/21	3.21%	3 month USD-LIBOR-BBA	(1,150)

	46,885,900	(62,489)	3/14/16	3 month USD-LIBOR-BBA	2.35%	1,244,098

	5,694,200	13,053	3/14/41	4.36%	3 month USD-LIBOR-BBA	(354,573)

	7,000,000 E	—	3/21/13	1.15625%	3 month USD-LIBOR-BBA	(27,860)

	19,092,700	(3,906)	2/24/15	2.04%	3 month USD-LIBOR-BBA	(556,160)

	4,859,500	1,422	2/24/26	4.16%	3 month USD-LIBOR-BBA	(312,714)

	32,432,700	2,313	5/27/13	0.72%	3 month USD-LIBOR-BBA	(53,300)

Deutsche Bank AG
	12,131,000	—	6/10/21	3.094%	3 month USD-LIBOR-BBA	145,829

	45,122,200	(31,974)	3/16/14	2.25%	3 month USD-LIBOR-BBA	(1,848,156)

	237,000	—	6/16/20	3.013%	3 month USD-LIBOR-BBA	1,217

	78,412	—	7/1/20	3.035%	3 month USD-LIBOR-BBA	405

	3,540,000	—	7/1/16	3 month USD-LIBOR-BBA	1.955%	(9,700)

	35,796,900	(6,325)	5/13/13	0.75%	3 month USD-LIBOR-BBA	(104,517)

	2,655,000	—	6/1/16	3 month USD-LIBOR-BBA	1.937%	(1,613)

Goldman Sachs International
	3,390,000	—	6/8/18	2.52375%	3 month USD-LIBOR-BBA	22,199

	7,621,000	—	7/1/14	3 month USD-LIBOR-BBA	1.105%	(4,039)

	851,000	—	7/1/41	3 month USD-LIBOR-BBA	4.02625%	(6,680)

	5,901,000	—	7/1/16	3 month USD-LIBOR-BBA	1.9625%	(13,985)

	6,409,800 E	—	3/19/13	1.09375%	3 month USD-LIBOR-BBA	(21,793)

	13,190,300	(58,060)	5/3/21	3.39%	3 month USD-LIBOR-BBA	(302,395)

	27,545,100	69,819	5/20/16	3 month USD-LIBOR-BBA	2.00%	169,379

JPMorgan Chase Bank, N.A.
	3,289,700	—	3/9/26	3 month USD-LIBOR-BBA	4.07%	171,651

	13,800,000 E	—	3/21/13	1.1685%	3 month USD-LIBOR-BBA	(56,684)

	4,200,000 E	—	3/22/13	1.185%	3 month USD-LIBOR-BBA	(17,813)

	11,268,300	—	7/5/16	1.9375%	3 month USD-LIBOR-BBA	—

10 Putnam VT American Government Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited) cont.

		Upfront				Unrealized
Swap	Notional	premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
	$20,886,100	$3,728	3/31/16	3 month USD-LIBOR-BBA	2.42%	$620,770

	21,854,900	—	11/5/15	3 month USD-LIBOR-BBA	1.42%	(254,220)

	33,476,800	1,551	4/27/13	0.83%	3 month USD-LIBOR-BBA	(157,507)

	25,600,000	—	5/9/13	0.7475%	3 month USD-LIBOR-BBA	(71,520)

Total						$(2,989,757)

E See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap	Notional	premium	Termination	received (paid) by	received or	appreciation/
counterparty	amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Bank of America, N.A.
	$219,737	$—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	$(1,444)
					30 year Fannie Mae pools

Barclays Bank PLC
	220,360	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00%	(282)
					30 year Fannie Mae pools

	748,317	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(5,581)
					30 year Fannie Mae pools

	323,697	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	2,414
					30 year Fannie Mae pools

	124,243	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	816
					30 year Fannie Mae pools

	374,532	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	2,793
					30 year Fannie Mae pools

	164,465	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	1,227
					30 year Fannie Mae pools

	763,678	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(5,813)
					30 year Fannie Mae pools

	1,404,701	(1,317)	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(38)
					30 year Fannie Mae pools

	1,394,098	3,267	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	(2,691)
					30 year Fannie Mae pools

	700,184	6,017	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	4,319
					30 year Fannie Mae pools

	4,265,487	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50%	3,460
					30 year Fannie Mae pools

	2,833,237	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50%	2,298
					30 year Fannie Mae pools

	172,945	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	1,136
					30 year Fannie Mae pools

	1,234,731	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	9,399
					30 year Fannie Mae pools

	407,048	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50%	330
					30 year Fannie Mae pools

	512,292	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50%	416
					30 year Fannie Mae pools

	471,054	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(3,586)
					30 year Fannie Mae pools

	464,240	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	3,463
					30 year Fannie Mae pools

	3,939,690	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	29,384
					30 year Fannie Mae pools

	1,467,478	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	10,945
					30 year Fannie Mae pools

	192,873	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	1,439
					30 year Fannie Mae pools

Putnam VT American Government Income Fund 11

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap	Notional	premium	Termination	received (paid) by	received or	appreciation/
counterparty	amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
	$254,939	$—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	$1,675
					30 year Fannie Mae pools

	332,389	—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	(2,184)
					30 year Fannie Mae pools

	1,258,906	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	9,390
					30 year Fannie Mae pools

	1,235,971	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	(3,952)
					30 year Fannie Mae pools

	617,492	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	4,606
					30 year Fannie Mae pools

	3,703,302	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	4,746
					30 year Fannie Mae pools

	1,489,158	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	11,107
					30 year Fannie Mae pools

	3,775,574	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	(11,484)
					30 year Fannie Mae pools

	1,877,146	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	14,001
					30 year Fannie Mae pools

	421,985	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	541
					30 year Fannie Mae pools

	46,387	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	(141)
					30 year Fannie Mae pools

	45,499	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	58
					30 year Fannie Mae pools

	52,330	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	(47)
					30 year Fannie Mae pools

	168,951	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	(153)
					30 year Fannie Mae pools

	122,601	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	(111)
					30 year Fannie Mae pools

	3,111,515	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50%	2,524
					30 year Fannie Mae pools

	3,111,515	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50%	2,524
					30 year Fannie Mae pools

Citibank, N.A.
	538,250	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	4,015
					30 year Fannie Mae pools

Credit Suisse International
	1,415,504	—	1/12/36	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	8,349
					30 year Fannie Mae pools

Deutsche Bank AG
	1,415,504	—	1/12/36	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(8,349)
					30 year Fannie Mae pools

Goldman Sachs International
	12,461,978	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	92,949
					30 year Fannie Mae pools

	1,951,903	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(14,558)
					30 year Fannie Mae pools

	226,032	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(1,686)
					30 year Fannie Mae pools

	1,406,868	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50%	1,138
					30 year Fannie Mae pools

Total						$169,362

12 Putnam VT American Government Income Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Mortgage-backed securities	$—	$22,631,234	$258,938

Purchased options outstanding	—	3,737,126	—

U.S. Government and agency mortgage obligations	—	53,121,833	—

U.S. Treasury Obligations	—	54,993,685	—

Short-term investments	22,788,143	20,021,046	—

Totals by level	$22,788,143	$154,504,924	$258,938

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$108,618	$—	$—

Written options	—	(15,950,590)	—

TBA sale commitments	—	(5,294,844)	—

Interest rate swap contracts	—	(2,764,036)	—

Total return swap contracts	—	161,395	—

Totals by level	$108,618	$(23,848,075)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT American Government Income Fund 13

Statement of assets and liabilities
6/30/11 (Unaudited)

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $150,780,584)	$154,763,862

Affiliated issuers (identified cost $22,788,143) (Note 6)	22,788,143

Interest and other receivables	1,075,990

Receivable for shares of the fund sold	9,285

Receivable for investments sold	1,233,361

Receivable for sales of delayed delivery securities (Note 1)	5,326,518

Unrealized appreciation on swap contracts (Note 1)	3,882,249

Premium paid on swap contracts (Note 1)	368,150

Total assets	189,447,558

Liabilities

Payable to custodian (Note 2)	29,688

Payable for variation margin (Note 1)	24,074

Payable for investments purchased	635,310

Payable for purchases of delayed delivery securities (Note 1)	21,628,873

Payable for shares of the fund repurchased	145,734

Payable for compensation of Manager (Note 2)	45,558

Payable for investor servicing fees (Note 2)	11,461

Payable for custodian fees (Note 2)	20,521

Payable for Trustee compensation and expenses (Note 2)	57,508

Payable for administrative services (Note 2)	705

Payable for distribution fees (Note 2)	10,716

Written options outstanding, at value (premiums received
$14,926,211) (Notes 1 and 3)	15,950,590

Premium received on swap contracts (Note 1)	150,396

Unrealized depreciation on swap contracts (Note 1)	6,702,644

TBA sale commitments, at value (proceeds receivable $5,301,719)
(Note 1)	5,294,844

Collateral on certain derivative contracts, at value (Note 1)	1,757,632

Other accrued expenses	33,947

Total liabilities	52,500,201

Net assets	$136,947,357

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$132,499,581

Undistributed net investment income (Note 1)	1,488,431

Accumulated net realized gain on investments (Note 1)	2,705,348

Net unrealized appreciation of investments	253,997

Total — Representing net assets applicable
to capital shares outstanding	$136,947,357

Computation of net asset value Class IA

Net assets	$85,398,125

Number of shares outstanding	7,401,825

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$11.54

Computation of net asset value Class IB

Net assets	$51,549,232

Number of shares outstanding	4,478,473

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$11.51

Statement of operations
Six months ended 6/30/11 (Unaudited)

Investment income

Interest (including interest income of $10,528 from investments in
affiliated issuers) (Note 6)	$2,764,395

Total investment income	2,764,395

Expenses

Compensation of Manager (Note 2)	278,401

Investor servicing fees (Note 2)	70,344

Custodian fees (Note 2)	16,990

Trustee compensation and expenses (Note 2)	4,813

Administrative services (Note 2)	2,069

Distribution fees — Class IB (Note 2)	64,860

Auditing	27,587

Other	16,051

Total expenses	481,115

Expense reduction (Note 2)	(263)

Net expenses	480,852

Net investment income	2,283,543
Net realized gain on investments (Notes 1 and 3)	2,176,206

Net realized gain on swap contracts (Note 1)	2,346,468

Net realized loss on futures contracts (Note 1)	(1,763,036)

Net realized gain on written options (Notes 1 and 3)	157,647

Net unrealized depreciation of investments, futures contracts, swap contracts, written options, and TBA sale commitments during
the period	(196,083)

Net gain on investments	2,721,202

Net increase in net assets resulting from operations	$5,004,745

The accompanying notes are an integral part of these financial statements.

14 Putnam VT American Government Income Fund

Statement of changes in net assets

	Six months ended	Year ended
	6/30/11*	12/31/10

Decrease in net assets

Operations:

Net investment income	$2,283,543	$7,589,910

Net realized gain on investments	2,917,285	11,847,537

Net unrealized depreciation
of investments	(196,083)	(11,295,017)

Net increase net assets resulting
from operations	5,004,745	8,142,430

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(3,455,693)	(7,731,223)

Class IB	(1,924,735)	(4,419,268)

Net realized short-term gain
on investments

Class IA	(1,721,017)	—

Class IB	(1,029,794)	—

From net realized long-term gain
on investments

Class IA	(5,586,477)	—

Class IB	(3,342,746)	—

Increase in capital from settlement
payments (Note 7)	90	—

Increase (decrease) from capital share
transactions (Note 4)	3,052,412	(8,417,055)

Total decrease in net assets	(9,003,215)	(12,425,116)

Net assets:

Beginning of period	145,950,572	158,375,688

End of period (including undistributed
net investment income of $1,488,431 and
$4,585,316, respectively)	$136,947,357	$145,950,572

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT American Government Income Fund 15

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of expenses to average net assets, excluding interest expense (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]

Class IA

6/30/11†	$12.68	.20	.24	.44	(.51)	(1.07)	(1.58)	—[f,j]	$11.54	3.76 *	$85,398	.30 *	.30 *	1.67*	188*

12/31/10	13.07	.64	.02	.66	(1.05)	—	(1.05)	—	12.68	5.35	92,478	.60[g]	.60[g]	4.97	204

12/31/09	11.27	.60	1.73	2.33	(.53)	—	(.53)	—	13.07	21.35	98,591	.64[h,i]	.60 [h]	4.99 [h]	242

12/31/08	11.73	.54	(.46)	.08	(.54)	—	(.54)	—[j,k]	11.27	.54	89,863	.62[h]	.62[h]	4.68 [h]	128

12/31/07	11.38	.54	.40 [l]	.94	(.59)	—	(.59)	—	11.73	8.63[l]	76,057	.62[h]	.62[h]	4.76 [h]	153

12/31/06	11.50	.45	(.07)	.38	(.50)	—	(.50)	—	11.38	3.51	83,470	.62[h]	.62[h]	4.01 [h]	180

Class IB

6/30/11†	$12.64	.19	.22	.41	(.47)	(1.07)	(1.54)	—[f,j]	$11.51	3.56 *	$51,549	.42*	.42*	1.55*	188*

12/31/10	13.02	.61	.03	.64	(1.02)	—	(1.02)	—	12.64	5.16	53,473	.85[g]	.85[g]	4.75	204

12/31/09	11.23	.57	1.72	2.29	(.50)	—	(.50)	—	13.02	21.00	59,784	.89 [h,i]	.85[h]	4.74 [h]	242

12/31/08	11.69	.52	(.47)	.05	(.51)	—	(.51)	—[j,k]	11.23	.30	57,434	.87[h]	.87[h]	4.49 [h]	128

12/31/07	11.34	.51	.40 [l]	.91	(.56)	—	(.56)	—	11.69	8.36[l]	62,556	.87[h]	.87[h]	4.51[h]	153

12/31/06	11.46	.42	(.07)	.35	(.47)	—	(.47)	—	11.34	3.22	65,543	.87[h]	.87[h]	3.74[h]	180

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements (Note 2).

e Portfolio turnover excludes dollar roll transactions.

f Reflects a non-recurring reimbursal related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011 (Note 7).

g Excludes the impact of a current period reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.02% of average net assets for the period ended December 31, 2010.

h Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.20%

12/31/08	0.21

12/31/07	0.21

12/31/06	0.22

i Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.04% of average net assets for the period ended December 31, 2009.

j Amount represents less than $0.01 per share.

k Reflects a non-recurring reimbursal from Putnam Management related to restitution payments in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.

l Reflects a non-recurring reimbursement from Putnam Management relating to the misidentification, in 2006, of the characteristics of certain securities in the fund’s portfolio, which amounted to $0.01 per share.

The accompanying notes are an integral part of these financial statements.

16 Putnam VT American Government Income Fund

Notes to financial statements 6/30/11 (Unaudited)

Note 1 — Significant accounting policies

Putnam VT American Government Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks high current income with preservation of capital as a secondary objective by investing in U.S. Treasury securities and government agency and private mortgage-backed and asset backed securities. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from January 1, 2011 through June 30, 2011.

A) Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the SEC), the fund may transfer uninvested cash balances, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis. Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Futures contracts The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates. The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

G) Options contracts The fund uses options contracts to hedge duration, convexity and prepayment risk and to gain exposure to interest rates. The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales

Putnam VT American Government Income Fund 17

proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. The fund had an average contract amount of approximately $89,800,000 on purchased options contracts for the reporting period.

H) Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to credit risk, to gain exposure to specific markets/countries and to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

I) Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding notional amount on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

J) Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period the fund had net liability position of $16,672,154 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $17,254,900.

K) TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

L) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

M) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

N) Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on

18 Putnam VT American Government Income Fund

the average of certain current market rates. During the reporting period, the fund did not utilize the program.

O) Line of credit The fund participates, along with other Putnam funds, in a $285 million unsecured committed line of credit and a $165 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.03% of the committed line of credit and $100,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.15% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

P) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The aggregate identified cost on a tax basis is $173,818,695, resulting in gross unrealized appreciation and depreciation of $5,843,052 and $2,109,742, respectively, or net unrealized appreciation of $3,733,310.

Q) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

R) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

S) Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 40.7% of the fund is owned by accounts of one group of insurance companies.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion,
0.315%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2012 to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $263 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $78, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Putnam VT American Government Income Fund 19

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term investments aggregated $203,857,663 and $191,259,177, respectively. Purchases and proceeds from sales of long-term U.S. government securities aggregated $517,746 and $487,072, respectively.

Written option transactions during the reporting period are summarized as follows:

	Contract amounts	Premiums received

Written options outstanding at
beginning of the reporting period	211,368,520	$11,865,892

Options opened	124,316,349	3,658,348

Options exercised	(21,876,379)	(365,613)

Options closed	(5,731,600)	(232,416)

Written options outstanding at
end of the reporting period	308,076,890	$14,926,211

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares				Class IB shares
	Six months ended 6/30/11		Year ended 12/31/10		Six months ended 6/30/11		Year ended 12/31/10

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	219,503	$2,669,076	802,470	$10,236,611	293,987	$3,561,155	523,431	$6,637,046

Shares issued in connection with
reinvestment of distributions	956,728	10,763,187	632,152	7,731,223	560,755	6,297,275	361,938	4,419,268

	1,176,231	13,432,263	1,434,622	17,967,834	854,742	9,858,430	885,369	11,056,314

Shares repurchased	(1,065,531)	(12,927,819)	(1,688,735)	(21,536,110)	(607,421)	(7,310,462)	(1,245,728)	(15,905,093)

Net increase (decrease)	110,700	$504,444	(254,113)	$(3,568,276)	247,321	$2,547,968	(360,359)	$(4,848,779)

Note 5 — Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Interest rate contracts	Investments, Receivables, Net assets —		Payables, Net assets — Unrealized
	Unrealized appreciation/(depreciation)	$7,868,119*	appreciation/(depreciation)	$22,575,606*

Total		$7,868,119		$22,575,606

* Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments
under ASC 815	Options	Futures	Swaps	Total

Interest rate contracts	$(328,864)	$(1,763,036)	$2,346,468	$254,568

Total	$(328,864)	$(1,763,036)	$2,346,468	$254,568

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments
under ASC 815	Options	Futures	Swaps	Total

Interest rate contracts	$(1,996,154)	$267,917	$1,592,815	$ (135,422)

Total	$(1,996,154)	$267,917	$1,592,815	$(135,422)

20 Putnam VT American Government Income Fund

Note 6 — Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $10,528 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $10,000,000 and $5,090,000, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7 — Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. In May 2011, the fund received a payment of $90 related to settlement of those lawsuits. This amount is reported in the Increase in capital from settlement payments line on the Statement of changes in net assets. Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 8 — Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Putnam VT American Government Income Fund 21

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”).

The Board of Trustees, with the assistance of its Contract Committee which consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (“Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. Over the course of several months ending in June 2011, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees on a number of occasions. At the Trustees’ June 17, 2011 meeting, the Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2011. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not evaluated PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing services, and

• That the fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. In reviewing management fees, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management or investment style, changes in Putnam Management’s operating costs, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

Most of the open-end Putnam funds have new management contracts, with new fee schedules reflecting the implementation of more competitive fee levels for many funds, complex-wide breakpoints for the open-end funds, and performance fees for some funds. These new management contracts have been in effect for a little over a year — since January or, for a few funds, February, 2010. The Trustees approved the new management contracts on July 10, 2009, and fund shareholders subsequently approved the contracts by overwhelming majorities of the shares voted.

Because these management contracts had been implemented only recently, the Contract Committee had limited practical experience with the operation of the new fee structures. Under its new management contract, your fund has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Contract Committee observed that the complex-wide breakpoints of the open-end funds had only been in place for a short while, and the Trustees will examine the operation of this new breakpoint structure in future years in light of further experience.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to ensure that expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees and Putnam Management agreed in 2009 to implement certain expense limitations. These expense limitations serve in particular to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets. Most funds, including your fund, had sufficiently low expenses that these expense limitations did not apply. The expense limitations were: (i) a contractual expense limitation applicable to all retail open-end funds of 37.5 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to all open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, investor servicing fees, distribution fees, investment-related expenses, interest, taxes, brokerage commissions and extraordinary expenses). Putnam Management’s support for these expense limitations was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the 1st quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the 3rd quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2010 (the first quintile representing the least expensive funds and the fifth quintile the most expensive funds). The fee and expense data reported by Lipper as of December 31, 2010 reflected

22 Putnam VT American Government Income Fund

the most recent fiscal year-end data available in Lipper’s database at that time.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing of such economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its institutional clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of several investment oversight committees of the Trustees, which met on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

The Committee noted the substantial improvement in the performance of most Putnam funds during the 2009–2010 period and Putnam Management’s ongoing efforts to strengthen its investment personnel and processes. The Committee also noted the disappointing investment performance of some funds for periods ended December 31, 2010 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper Inc. peer group (Lipper VP (Underlying Funds) — General U.S. Government Funds) for the one-year, three-year and five-year periods ended December 31, 2010 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period

2nd	1st	1st

Over the one-year, three-year and five-year periods ended December 31, 2010, there were 64, 58 and 49 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft-dollar credits acquired through these means are used primarily to supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft-dollar credits continues to be allocated to the payment of fund expenses. The Trustees indicated their continued intent to monitor regulatory developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the potential benefits associated with fund brokerage and soft-dollar allocations and trends in industry practices to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management contract, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services.

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Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Ravi Akhoury
Boston, MA 02109	P.O. Box 8383	Barbara M. Baumann
	Boston, MA 02266-8383	Charles B. Curtis
Investment Sub-Manager	1-800-225-1581	Robert J. Darretta
Putnam Investments Limited		John A. Hill
57–59 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1LD	State Street Bank and Trust Company	Kenneth R. Leibler
Robert E. Patterson
Marketing Services	Legal Counsel	George Putnam, III
Putnam Retail Management	Ropes & Gray LLP	Robert L. Reynolds
One Post Office Square		W. Thomas Stephens
Boston, MA 02109

Putnam VT American Government Income Fund 29

This report has been prepared for the shareholders	H500
of Putnam VT American Government Income Fund.	268680 8/11

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 26, 2011

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: August 26, 2011